Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Statutory Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2021	$ 2,625	$ 44,211,336	$ 2,116,581	$ 4,627,661	$ 255,705	$ 51,213,908	$ 264,506	$ 51,478,414
Balance (in Shares) at Sep. 30, 2021	13,127,000
Warrant exercise	$ 13	(13)
Warrant exercise (in Shares)	65,232
Foreign currency translation gain				652,155		652,155	6,587	658,742
Net income (loss)			(9,058)			(9,058)	(92)	(9,150)
Balance at Mar. 31, 2022	$ 2,638	44,211,323	2,107,523	5,279,816	255,705	51,857,005	271,001	52,128,006
Balance (in Shares) at Mar. 31, 2022	13,192,232
Balance at Sep. 30, 2022	$ 2,648	44,211,313	3,802,265	873,059	494,223	49,383,508	250,433	49,633,941
Balance (in Shares) at Sep. 30, 2022	13,239,182
Share issuance	$ 200	23,009,800				23,010,000		23,010,000
Share issuance (in Shares)	1,000,000
Appropriation for statutory reserve			(143,659)		143,659
Foreign currency translation gain				2,207,456		2,207,456	22,298	2,229,754
Net income (loss)			1,436,585			1,436,585	17,502	1,454,087
Balance at Mar. 31, 2023	$ 2,848	$ 67,221,113	$ 5,095,191	$ 3,080,515	$ 637,882	$ 76,037,549	$ 290,233	$ 76,327,782
Balance (in Shares) at Mar. 31, 2023	14,239,182